Segment information (Details) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2015 USD ($) rig	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($) rig segment	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) rig
Segment Reporting [Abstract]
Number of operating segments | segment				1
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)		100.00%	100.00%	100.00%	100.00%
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 417.2	$ 346.3	$ 817.9	$ 621.6
Fixed assets - drilling units	[1]	$ 5,629.2		$ 5,629.2		$ 5,141.1
Number of drilling rigs | rig		11		11		10
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 197.9	144.0	$ 397.3	238.2
Fixed assets - drilling units	[1]	2,969.5		2,969.5		$ 3,024.3
Nigeria
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		63.6	56.5	126.7	110.8
Fixed assets - drilling units	[1]	1,094.4		1,094.4		525.4
Ghana
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		58.6	60.5	114.8	115.7
Fixed assets - drilling units	[1]	600.1		600.1		608.4
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		45.1	37.5	80.1	57.1
Fixed assets - drilling units	[1]	530.0		530.0		539.3
Thailand
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		26.6	25.1	52.2	52.7
Fixed assets - drilling units	[1]	256.4		256.4		261.2
Angola
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		20.1	22.7	41.5	45.1
Fixed assets - drilling units	[1]	178.8		178.8		$ 182.5
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 5.3	$ 0.0	$ 5.3	$ 2.0
BP
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)		45.30%	41.30%	48.00%	39.10%
ExxonMobil
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	[2]	28.20%	27.70%	26.00%	22.80%
Tullow
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)		14.40%	17.00%	14.00%	18.80%
Chevron
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)		12.10%	14.00%	12.00%	15.60%
Total
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)		0.00%	0.00%	0.00%	3.70%

[1]	The fixed assets referred to in the table above include eleven drilling units at June 30, 2015 and ten drilling units at December 31, 2014.
[2]	The ExxonMobil drilling contract for the West Aquarius was assigned to Hibernia Management and Development Co. Ltd. which is a consortium majority owned by ExxonMobil.